Restatement (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 2,032	$ 2,008	$ 1,193	$ 1,434	$ 948	$ 820	$ 641	$ 253	$ 1,160		$ 5,620	$ 3,575	$ 5,583	$ 2,874
Cost of sales	2,031	1,859	1,073	1,280	967	876	612	141	1,170		5,238	3,321	5,179	2,799
Gross profit	1	149	120	154	19	56	29	112	(10)		382	254	404	75
Operating expenses	1,793	2,003	1,590	1,969	1,992	2,414	1,819	1,842	1,649		6,502	5,550	7,554	7,724
Loss from operations	(1,792)	(1,854)	(1,470)	(1,815)	(2,011)	(2,470)	(1,790)	(1,730)	(1,659)	(3,826)	(6,120)	(5,296)	(7,150)	(7,649)
Total other expense		(138)	(5,056)	281	(5,323)	1,112	(4,138)	(3,852)	329				(10,236)	(7,207)
Net loss	(1,868)	(1,992)	(6,526)	(1,534)	(7,334)	(1,358)	(5,928)	(5,582)	(1,988)	(8,868)	(5,945)	(15,394)	(17,386)	(14,856)
Net loss attributable to noncontrolling interest	0	0	(17)	27	13	0	0	0	0	40	(2)	(57)	(57)	0
Net loss attributable to ThermoEnergy Corporation	(1,868)	(1,992)	(6,509)	(1,507)	(7,321)	(1,358)	(5,928)	(5,582)	(1,988)	(8,828)	(5,943)	(15,337)	(17,329)	(14,856)
Deemed dividend on Series B Convertible Preferred Stock		0	0	0	0	0	(1,894)	0	0				0	(1,894)
Net loss attributable to ThermoEnergy Corporation common stockholders		$ (1,992)	$ (6,509)	$ (1,507)	$ (7,321)	$ (1,358)	$ (7,822)	$ (5,582)	$ (1,988)				$ (17,329)	$ (16,750)
Net loss per common share, basic and diluted	$ (0.02)	$ (0.03)	$ (0.11)	$ (0.03)	$ (0.13)	$ (0.03)	$ (0.15)	$ (0.10)	$ (0.04)	$ (160.00)	$ (0.06)	$ (0.27)	$ (0.30)	$ (0.31)
Weighted average shares used in computing loss per share, basic and diluted	111,015,893	57,748,620	56,867,098	56,738,188	55,848,585	54,041,586	53,679,473	53,679,473	53,679,473	56,323,824	97,509,352	56,506,905	56,819,885	54,041,586